Going Concern and Liquidity	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Going Concern and Liquidity
Going Concern and Liquidity
2.	Going Concern and Liquidity

In accordance with Accounting Standards Codification (“ASC”) 205-40, Going Concern, the Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the consolidated financial statements are issued. The Company has incurred recurring losses and negative cash flows from operations since inception, and, as of March 31, 2026, the Company had cash and cash equivalents of $23.5 million and an accumulated deficit of $15.1 million. In January 2026, the Company sold 558,116 shares of Series A-1 convertible preferred stock at a price of $6.2711 per share for gross proceeds of approximately $3.5 million. On March 18, 2026, the Company completed its initial public offering, selling 3,450,000 shares of common stock at a price of $5.00 per share for gross proceeds of approximately $17.3 million.

Since its inception in May 2023, the Company has funded its operations through the sale of simple agreements for equity (“SAFEs”), the sale of Series A convertible preferred stock and product sales, and its initial public offering. Based on the Company’s current operating plan, expected operating expenditures, and existing cash and cash equivalents, management has concluded that the Company’s current capital resources are sufficient to fund operations for at least twelve months from the date the accompanying condensed consolidated financial statements are issued.

As the Company continues to pursue its business plan, it may seek to finance its operations through additional equity offerings, debt financings, or other capital sources. However, there can be no assurance that any additional financing or strategic arrangements will be available to the Company on acceptable terms, if at all.

2.	Going Concern and Liquidity

In accordance with Accounting Standards Codification (“ASC”) 205-40, Going Concern, the Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the consolidated financial statements are issued. The Company has incurred recurring losses and negative cash flows from operations since inception, and, as of December 31, 2025, the Company had cash and cash equivalents of $9.3 million and an accumulated deficit of $10.6 million. In January 2026, the Company sold 558,116 shares of Series A-1 convertible preferred stock at a price of $6.27 per share for gross proceeds of $3.5 million.

Since its inception in May 2023, the Company has funded its operations through the sale of simple agreements for equity (“SAFEs”), the sale of Series A convertible preferred stock and product sales. The Company does not believe that its current capital resources, which consist of cash and cash equivalents, will be sufficient to fund operations through at least the next twelve months from the date the accompanying consolidated financial statements are issued based on its current operating plan. As the Company continues to pursue its business plan, it expects to finance its operations through equity offerings, debt financings, or other capital sources. However, there can be no assurance that any additional financing or strategic arrangements will be available to the Company on acceptable terms, if at all. If events or circumstances occur such that the Company does not obtain additional funding, it may be necessary to significantly reduce its scope of operations to reduce the current rate of spending.

Based on the factors above, the Company has concluded that substantial doubt exists with respect to its ability to continue as a going concern within one year after the date that these financial statements were issued.